LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
Borrowings, by type [abstract]
LONG-TERM DEBT	LONG-TERM DEBT

	Orion convertible credit (i)	Sprott convertible credit (ii)	Stream Agreement (iii)	Gold Prepay Agreement (iv)	Silver Purchase Agreement (v)	Other (vi), (vii)	Total
As at January 1, 2021	$—	$—	$—	$—	$—	$105	$105
Fair value on inception	32,745	7,634	853	—	—	—	41,232
Loan advance	—	—	—	—	—	20,750	20,750
Additions and adjustments	—	—	—	—	—	799	799
Principal repayment	—	—	(11)	—	—	(20,859)	(20,870)
Disposals	—	—	(897)	—	—	—	(897)
Fair value adjustments	—	—	55	—	—	—	55
Finance charge	211	51	—	—	—	—	262
As at December 31, 2021	32,956	7,685	—	—	—	795	41,436
Fair value on inception	—	—	—	41,737	29,889	—	71,626
Additions and adjustments	—	—	—	—	—	334	334
Amortization of finance costs	308	—	—	45	—	—	353
Principal repayment	—	—	—	(14,498)	(134)	(348)	(14,980)
Finance charge	6,477	1,218	—	6,720	2,692	—	17,107
As at December 31, 2022	$39,741	$8,903	$—	$34,004	$32,447	$781	$115,876
Less current portion	—	—	—	9,610	11,208	470	21,288
Long-term portion	$39,741	$8,903	$—	$24,394	$21,239	$311	$94,588
The Orion convertible note is presented in the balance sheet as follows:

	December 31, 2022	December 31, 2021
Opening balance	$32,956	$—
Fair value of notes issued	—	50,000
Other liabilities	—	(17,230)
Other equity securities	—	2,029
Deferred financing costs and other	—	(2,054)
	$32,956	$32,745
Amortization of finance costs	308	—
Finance expense	6,477	211
Non-current liability	$39,741	$32,956
The Sprott convertible note is presented in the balance sheet as follows:

	December 31, 2022	December 31, 2021
Opening balance	$7,685	$—
Fair value of notes issued	—	10,000
Other financial liabilities	—	(2,733)
Other equity securities	—	367
	$7,685	$7,634
Finance expense	1,218	51
Non-current liability	$8,903	$7,685
Stream Agreement
The Stream Agreement was tied to production from South Arturo and as part of the Asset Exchange with NGM the fair value as of October 14, 2021, was included in the disposal group classified as held for sale.

On April 7, 2021, the Company entered into a Stream Agreement with Nomad, whereby the Company will deliver from South Arturo to Nomad (i) 100% of the refined silver from minerals from the main stream area, and (ii) 50% of the refined silver from the exploration stream area. Nomad will pay an ongoing cash purchase price equal to 20% of the silver market price on the day immediately preceding the date of delivery. Following the delivery of an aggregate amount of refined silver equal to $1.0 million to Nomad under the Stream Agreement, Nomad will continue to purchase the refined silver at an ongoing cash purchase price equal to 20% of the prevailing silver price. The principal repayment on the liability is variable based on 80% of the silver price applied to ounces delivered under the contract. The Stream Agreement is unsecured and the initial term of the agreement is 40 years.

The liability has been recorded as a reduction in the equity issued on the spin-out of Premier USA to the Company as the agreement resulted from the Silver Stream Agreement with Nomad that existed with Premier prior to the spin-out. The initial fair value of the Stream Agreement recognized on inception was $0.9 million.
Gold Prepay Agreement
On December 13, 2021, the Company entered into a Gold Prepay Agreement with Orion. In April 2022, the Gold Prepay Agreement was amended as further described in Note 1(d) of these Financial Statements. Under the terms of the amended Gold Prepay Agreement, in exchange for $41.9 million, the Company is required to deliver to Orion 3,100 troy ounces of gold for the quarter ending June 30, 2022, and thereafter, 2,100 troy ounces of gold per calendar quarter until September 30, 2025, for aggregate deliveries of 30,400 troy ounces of gold. As of December 31, 2022, the Company had delivered 7,300 troy ounces of gold towards the Gold Prepay Agreement with Orion, leaving 23,100 ounces remaining to be delivered under the agreement.

The Gold Prepay Agreement is recognized as a financial liability at amortized cost and it contains an embedded derivative in relation to the embedded gold price within the agreement that is measured at FVTPL each reporting period, as further described in Note 6(ii) and Note 24(d) of these Financial Statements.

Interest expense is calculated by applying the effective interest rate of 24.48% to the financial liability. Interest expense is included in finance expense.
Silver Purchase Agreement
On December 13, 2021, in exchange for $30 million, the Company entered into a Silver Purchase Agreement with Orion. Under the Silver Purchase Agreement, commencing April 30, 2022, the Company will deliver to Orion 100% of the silver production from the Granite Creek and Ruby Hill projects until the delivery of 1.2 million ounces of silver, after which the delivery will be reduced to 50% until the delivery of an aggregate of 2.5 million ounces of silver, after which the delivery will be reduced to 10% of the silver production solely from Ruby Hill Project. Orion will pay the Company an ongoing cash purchase price equal to 20% of the prevailing silver price. Until the delivery of an aggregate of 1.2 million ounces of silver, the Company is required to deliver the following minimum amounts of silver in each calendar year: (i) in 2022, 300,000 ounces, (ii) in 2023, 400,000 ounces, (iii) in 2024, 400,000 ounces, and (iv) in 2025, 100,000 ounces. The Silver Purchase Agreement was funded April 2022.

As of December 31, 2022, the Company had delivered 6,491 ounces of silver towards the Silver Purchase Agreement with Orion. Subsequent to the year ended December 31, 2022, the Company delivered 293,509 ounces of silver to Orion in satisfaction of the 2022 Annual Minimum Delivery Amount. The current portion of the liability is $11.2 million at December 31, 2022, which includes 293,509 ounces delivered January 13, 2023, in relation to the 2022 Annual Minimum Delivery Amount and 400,000 ounces in relation to the 2023 Annual Minimum Delivery Amount.

The Silver Purchase Agreement is recognized as a financial liability at amortized cost and it contains two embedded derivatives as further described in Note 6(iii) and Note 24 (d) of these Financial Statements.

Interest expense is calculated by applying the effective interest rate of 12.28% to the financial liability. Interest expense is included in finance expense.

The obligations under the Gold Prepay Agreement and Silver Purchase Agreement are senior secured obligations of the Company as further described in Note 1(b) of these Financial Statements.
Equinox loan agreementIn the first quarter of 2021, Equinox Gold advanced to the Company a $20.8 million bridge loan that the Company then advanced to Premier USA for the purposes of making a deposit with affiliates of Waterton in partial satisfaction of the purchase price payable to Waterton for the acquisition of the Granite Creek Project as further described in Note 1(b) of these Financial Statements. The loan matured April 16, 2021, 10 days following the closing of the arrangement and bore interest at a rate of 5% per annum payable in arrears on the maturity date. The loan was secured against the assets of the Company, Premier and Premier USA, and subordinated to the security of Premier's existing secured creditors. The loan matured and the principal balance of $20.8 million along with accrued interest of $0.06 million was repaid through a combination of the Equinox Gold subscription receipts in the amount of $19.2 million and the remainder in cash following the closing of the Transaction.Lease liability
Lease liabilities relate to leases on buildings and mobile mining equipment which have a remaining lease term between one and two years and an interest rate between 3.3% and 14.4% over the term of the lease.

The schedule of undiscounted lease payment obligations is as follows:

December 31, 2022
Less than one year	$432
One to three years	192
Total undiscounted lease liabilities	$624